Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014
Capital Lease Obligations [Line Items]
Capital commitment	$ 2,924
Property, Plant and Equipment, Other Types [Member]
Capital Lease Obligations [Line Items]
Capital commitment	698
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 2,226